Fair Value measurement - Summary of Fair Value Assets Measured on Recurring Basis (Detail) - Listed Equity Securities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023 [1]	Dec. 31, 2022 [2]
Investments accounted for at fair value
Listed equity securities	¥ 8,879	¥ 808
Fair Value, Inputs, Level 1 [Member]
Investments accounted for at fair value
Listed equity securities	8,879	808
Fair Value, Inputs, Level 2 [Member]
Investments accounted for at fair value
Listed equity securities	0	0
Fair Value, Inputs, Level 3 [Member]
Investments accounted for at fair value
Listed equity securities	¥ 0	¥ 0

[1]	Included in short-term investments on the Group’s consolidated balance sheets.
[2]	Included in long-term investments on the Group’s consolidated balance sheets.